Other assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Assets1 [Abstract]
Schedule of other assets

	2023	2022
	$	$

Reclamation deposits	50,934	32,203
Loan to associate	5,763	5,095
Restricted cash	5,259	1,347
Debt service reserve account (Note 13)	577	2,801
Deferred financing costs (Note 13)	—	6,711
Other	1,102	1,056
	63,635	49,213